COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies
2015	$ 26,687
2016	20,499
2017	15,019
2018	4,402
2019	3,872
Thereafter	7,304
Total	77,783
Operating Leases
Rent expense	2,600	$ 2,300	$ 2,900
Capital Leases
Present value of the minimum remaining lease commitments	4,500
Capital lease commitments due and payable within the next 12 months	700
Imputed interest	2,100
Carrying amount of capital lease obligations, net of imputed interest	4,500
Operating lease agreements
Commitments and Contingencies
2015	4,796
2016	3,019
2017	2,620
2018	1,855
2019	1,554
Thereafter	5,068
Total	18,912
Capital leases
Commitments and Contingencies
2015	1,302
2016	1,077
2017	971
2018	961
2019	984
Thereafter	1,378
Total	6,673
Capital expenditures
Commitments and Contingencies
2015	3,023
Total	3,023
Service and support agreements
Commitments and Contingencies
2015	8,526
2016	7,403
2017	2,428
2018	1,586
2019	1,334
Thereafter	858
Total	22,135
Transport and data connectivity
Commitments and Contingencies
2015	9,040
2016	9,000
2017	9,000
Total	$ 27,040